INCOME AND MINING TAXES - Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 320,422	$ 236,912
Unused tax credits not recognized as deferred tax	12,900	12,900
Taxable temporary difference not recognized as deferred income tax	474,900	410,500
Net capital loss carry forwards
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	54,503	34,298
Other deductible temporary differences
Temporary Differences and Unused Tax Losses
Unrecognized deductible temporary differences and unused tax losses	$ 265,919	$ 202,614